Related party transactions (Details 1)	6 Months Ended
Mar. 31, 2023 USD ($) ft²
Annual rent RMB	$ 722,120
Annual rent	$ 103,578
Area (in square meters) | ft²	3,573
Lease No 3 [Member] | Represents information pertaining to Zhejiang Tantech Bamboo Technology Co., Ltd.
Annual rent RMB	$ 131,835
Annual rent	$ 18,910
Area (in square meters) | ft²	479
Lease No 2 [Member] | Represents information pertaining to Zhejiang Tantech Bamboo Technology Co., Ltd.
Annual rent RMB	$ 421,431
Annual rent	$ 60,448
Area (in square meters) | ft²	1,914
Lease No 1 [Member] | Represents information pertaining to Zhejiang Tantech Bamboo Technology Co., Ltd.
Annual rent RMB	$ 168,854
Annual rent	$ 24,220
Area (in square meters) | ft²	1,180